[PAINEWEBBER LOGO]
                        (c)1997 PaineWebber Incorporated
                                   Member SIPC

                                 MARCH 31, 1997

-------------------------
Insured
Municipal
Income Fund Inc.

Annual Report

INSURED MUNICIPAL INCOME FUND INC.                                ANNUAL REPORT

                                                                    May 14, 1997

Dear Shareholder,

We are pleased to present the annual report for Insured Municipal Income Fund Inc. for the year ended March 31, 1997.

PERFORMANCE
-------------------------------------------------------------------------------

For the period, Insured Municipal Income Fund recorded a total return of 5.4%, based on the Fund's common stock net asset value. The Fund's total return for the same time period based on its common stock market value was 5.5%. For the same time period, the Lipper Insured Municipal Debt Average advanced 5.5%. As of March 31, 1997, the Fund's net asset value per share was $14.10, and its share price on the New York Stock Exchange was $12.00.

   During the period, the Fund paid dividends totalling $0.768 per share of common stock. Since July 1995, the Fund has paid a monthly dividend of $0.064 per share of common stock. Given the current interest rate environment, we anticipate that the monthly dividend will remain unchanged for the remainder of 1997.

General Market Overview
-------------------------------------------------------------------------------
[ARTWORK]
Early in the period, the economy grew moderately, which kept long-term interest rates relatively stable and pushed bond prices higher. Only Federal Reserve Chairman Alan Greenspan's "irrational exuberance" speech late in 1996 put a damper on the bond market. In February and March, the economy began showing clear signs of strength, which pushed long-term interest rates higher and bond prices lower. Some of the most visible signs of an overheating economy included a marked increase in employment, wages and consumer spending. On March 25th, in a preemptive strike against inflation, the Federal Reserve raised the federal funds rate to 5.50%, from 5.25%. The fed funds rate is the rate banks charge each other for overnight loans.

   In late 1996, municipal bond prices rose strongly in tandem with Treasury securities due largely to the favorable economic environment. The continuing slowdown in the supply of new municipal issues also contributed to the attractiveness of these securities. When fewer bonds are on the market, demand outstrips supply, and buyers are willing to pay more for existing bonds. When interest rates edged higher, the municipal market outperformed the Treasury market. This is not uncommon, since municipal bonds tend to be less interest-rate sensitive than Treasurys due to their tax-exempt status.
                                                                              1

ANNUAL REPORT

PORTFOLIO REVIEW
-------------------------------------------------------------------------------
[ARTWORK]
The Fund enjoyed strong per-formance during this period due to price gains realized when premium callable bonds rolled down the yield curve to trade at a spread off of pre-refunded bonds. The Fund's decision to maintain a longer effective duration than its benchmark when interest rates began to fall, a bullish stance, also contributed favorably to performance. As interest rates began to rise in early 1997, we shortened our duration to bring it virtually back in line with our benchmark, a defensive measure. This decision helped to protect shareholder capital during a difficult period for bond prices.

   Relationships between sectors were little changed throughout the period. As of March 31, 1997, the Fund was fully invested in a well-diversified portfolio of long-term municipal securities with an average weighted maturity of 22.59 years.

   As of March 31, 1997, the largest percentages of the Fund's portfolio assets were invested in securities of Illinois (15.9%), Texas (11.0%), Pennsylvania (9.5%), Rhode Island (7.0%) and Nevada (5.9%). The top sector holdings were power revenue, (22.2%); water (20.4%), health care (18.8%), sales tax (11.9%) and general obligations (9.8%).


OUTLOOK
--------------------------------------------------------------------------------
[ARTWORK]
Given the Federal Reserve's track record under Chairman Alan Greenspan, we are likely to witness one or perhaps two more rate increases during the next reporting period. Our opinion is not only widely held, but we firmly believe the bond market has already priced another Federal Reserve rate hike into the market. Thus, any signs of economic weakness in the coming weeks could ignite a bond market rally. While our near-term expectation is that interest rates will probably edge slightly higher due to the current strength of the U.S. economy, our longer-term outlook is favorable because real returns on bonds (current yield minus inflation) are currently at historically attractive levels.

INSURED MUNICIPAL INCOME FUND INC.                                ANNUAL REPORT

Thus, any significant rise in interest rates due to further stronger-than-expected economic news should present, in our opinion, an excellent long-term buying opportunity.

OUR STRATEGY.

Given our economic forecast, we expect continued volatility in the bond markets near-term. We will attempt to take advantage of a flat yield curve by implementing a barbell approach--selling intermediate maturities and buying a combination of longer and shorter maturities. This will potentially enhance performance when the yield curve returns to its normal shape.

   Additionally, we see opportunities in select spots on the yield curve, specifically issues in the 15- to 20-year maturity range. We expect to continue to diversify across the yield curve and credit spectrum and will keep the fund diversified to enhance its potential to enhance returns and limit portfolio risk.

   As always, we will continue to monitor the supply and demand environment, state-by-state, searching for possible swap opportunities, and will monitor relative value relationships between municipal sectors. From an individual security and credit analysis standpoint, we will seek complex structures (e.g., call features and sinking funds), in our effort to find undervalued bonds and buying opportunities among issues with potential improvements in their underlying credits.

   Thank you for your investment in Insured Municipal Income Fund Inc. We appreciate the opportunity to serve your investment needs and hope that you will contact us whenever you have any questions.
Sincerely,


/s/Margo N. Alexander      /s/Elbridge T. Gerry III  /s/Richard S. Murphy
---------------------      ------------------------  --------------------
MARGO N. ALEXANDER         ELBRIDGE T. GERRY III     RICHARD S. MURPHY
President,                 Senior Vice President     Portfolio Manager
Mitchell Hutchins          Mitchell Hutchins         Insured Municipal
Asset Management Inc.      Asset Management Inc.     Income Fund Inc.
                           Portfolio Manager,
                           Insured Municipal
                           Income Fund Inc.

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS                                          MARCH 31, 1997

PRINCIPAL                                              MOODY'S       S&P
  AMOUNT                                               RATING       RATING      MATURITY       INTEREST
  (000)                                              (UNAUDITED)   (UNAUDITED)   DATES           RATES          VALUE
---------                                            -----------   -----------  -------        --------         -----
LONG-TERM MUNICIPAL BONDS -- 96.21%
ALABAMA -- 1.53%
$ 1,625  Alabama Water Pollution Control
           Authority -- Revolving Fund Loan
           Series A (AMBAC Insured) .................    Aaa          AAA      08/15/17         6.750%     $  1,759,696
  5,400  Birmingham Special Care Facilities
           Finance Authority -- Birmingham
           Baptist Medical Center (MBIA Insured) ....    Aaa          AAA      O8/15/23         5.500         5,003,910
                                                                                                           ------------
                                                                                                              6,763,606
                                                                                                           ------------
ALASKA -- 1.15%
  5,000  Anchorage General Obligation Bonds
           (AMBAC Insured) ..........................    Aaa          AAA      06/01/23         6.250         5,055,850
                                                                                                           ------------
CALIFORNIA -- 2.34%
     30  California State (FGIC Insured) ............    Aaa          AAA      11/01/12         7.000            33,354
    970  California State (Pre-refunded with U.S.
           Government Securities to 11/01/04 @ 102) .    Aaa          AAA      11/01/12         7.000         1,118,468
  1,585  Contra Costa Water District (FGIC Insured) .    Aaa          AAA      10/01/13         6.000         1,623,389
  5,000  Los Angeles County Sales Tax Commission
           Sales Tax Revenue Series B (FGIC Insured).    Aaa          AAA      07/01/15         6.500         5,340,700
  2,250  Los Angeles Wastewater System
           (MBIA Insured) ...........................    Aaa          AAA      06/01/20         5.700         2,190,577
                                                                                                           ------------
                                                                                                             10,306,488
                                                                                                           ------------
DELAWARE -- 2.25%
 10,000  Delaware State Economic Development Authority
           Delmarva Power (MBIA Insured) ............    Aaa          AAA      06/01/21         5.900         9,935,400
                                                                                                           ------------
DISTRICT OF COLUMBIA -- 0.90%
  4,000  District of Columbia Hospital Revenue Bonds
           Medlantic Health Care Group (MBIA Insured)    Aaa          AAA      08/15/14         5.750         3,960,720
                                                                                                           ------------
ILLINOIS -- 15.60%
  4,000  Illinois Development Finance Authority
           Pollution Refunding Commonwealth Edison
           Company Project Series D (AMBAC Insured) .    Aaa          AAA      03/01/15         6.750         4,337,000
  4,500  Illinois Health Facilities Authority
           Franciscan Sisters Health Care
           (MBIA Insured) ...........................    Aaa          AAA      09/01/18         5.750         4,333,635
 10,000  Illinois Municipal Electric Agency
           (AMBAC Insured) ..........................    Aaa          AAA      02/01/21         5.750         9,659,700
  8,000  Central Lake County Joint Action Water Agency
           (FGIC Insured) ...........................    Aaa          AAA      05/01/20         5.375         7,313,920

INSURED MUNICIPAL INCOME FUND INC.

PRINCIPAL                                              MOODY'S       S&P
  AMOUNT                                               RATING       RATING      MATURITY        INTEREST
  (000)                                              (UNAUDITED)   (UNAUDITED)   DATES            RATES          VALUE
---------                                            -----------   -----------  -------         -------          -----
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)

ILLINOIS -- (CONCLUDED)
 $11,400 Chicago -- O'Hare International Airport
           (MBIA lnsured) ...........................    Aaa          AAA      01/01/15         5.500 to 6.375%  $  11,607,876
  17,220 Chicago 911 System (FGIC Insured) ..........    Aaa          AAA      01/01/23         5.625               16,247,759
   4,600 Chicago Public Building Commission
           (MBIA lnsured) ...........................    Aaa          AAA      12/01/18         5.750                4,455,744
   8,000 Regional Transportation Authority
           (AMBAC Insured) ..........................    Aaa          AAA      06/01/22         6.125                8,018,480
   2,750 Regional Transportation Authority
           (FGIC Insured) ...........................    Aaa          AAA  06/01/23 to 06/01/25 5.850 to 7.100       2,787,822
                                                                                                                 -------------
                                                                                                                    68,761,936
                                                                                                                 -------------
INDIANA -- 4.66%
   2,500 Indiana Health Facilities Finance Authority
           Columbus Regional Hospital (CGIC Insured).    Aaa          AAA      08/15/22         5.500                2,277,500
   7,835 Indianapolis Gas & Utilities (FGIC Insured).    Aaa          AAA      06/01/21         5.375                7,139,487
  12,000 Marion County Convention Center
           (AMBAC Insured) ..........................    Aaa          AAA      06/01/21         5.500               11,137,680
                                                                                                                 -------------
                                                                                                                    20,554,667
                                                                                                                 -------------
IOWA -- 1.02%
   4,625 Ames Hospital Authority -- Mary Greeley
           Medical Center (AMBAC Insured) ...........    Aaa          AAA      08/15/22         5.750                4,480,793
                                                                                                                 -------------
KENTUCKY -- 4.54%
   1,150 Kentucky Development Finance Authority Hospital
           Revenue -- St. Luke Hospital Incorporated
           Series A (MBIA Insured) ..................    Aaa          AAA      10/01/21         7.000                1,255,213
 17,530  Louisville & Jefferson County (AMBAC Insured)   Aaa          AAA 05/15/24 to 05/15/25  6.500 to 6.750      18,759,052
                                                                                                                 -------------
                                                                                                                    20,014,265
                                                                                                                 -------------
LOUISIANA -- 3.23%
  2,000  Louisiana Public Facilities Authority
           Alton Oschner Hospital (AMBAC Insured) ...    Aaa          AAA      05/15/17         6.000                2,007,700
  8,500  Louisiana Public Facilities Authority
           Alton Oschner Hospital (MBIA Insured) ....    Aaa          AAA      05/15/11         5.750                8,551,680
  1,710  Louisiana Public Facilities Authority
           Tulane University (FGIC Insured) .........    Aaa          AAA      02/15/18         5.750                1,695,516
  1,870  Louisiana Public Facilities Authority
           Tulane University (Pre-refunded
           with  U.S. Government Securities to
           O2/15/03 @ 102) (FGIC Insured) ...........    Aaa          AAA      02/15/18         5.750                1,979,264
                                                                                                                --------------
                                                                                                                    14,234,160
                                                                                                                --------------

INSURED MUNICIPAL INCOME FUND INC.



PRINCIPAL                                              MOODY'S       S&P
  AMOUNT                                               RATING       RATING      MATURITY        INTEREST
  (000)                                              (UNAUDITED)   (UNAUDITED)   DATES            RATES          VALUE
---------                                            -----------   -----------  -------         -------          -----
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)

MAINE -- 2.04%
$ 9,390  Maine Health & Higher Educational
           Facilities (FSA Insured) .................    Aaa          AAA 07/01/23 to 07/01/24 5.500 to 7.000%   $ 8,974,845
                                                                                                                 -----------
MASSACHUSETTS -- 2.44%
 10,000  Massachusetts State Health & Education
           Facility Brigham & Women's Hospital
           (MBIA Insured) ...........................    Aaa          AAA      07/01/24        6.750              10,771,800
                                                                                                                 -----------
MICHIGAN -- 1.97%
  8,770  Michigan State Housing Finance Authority
           (AMBAC Insured) ..........................    Aaa          AAA      04/01/23        5.900               8,666,602
                                                                                                                 -----------
NEVADA -- 5.77%
  7,750  Clark County Airport -- McCarran International
           Airport (AMBAC Insured) ..................    Aaa          AAA      07/01/22        6.000               7,771,700
  4,000  Clark County General Obligation Bonds
           (AMBAC Insured) ..........................    Aaa          AAA      06/01/16        6.000               4,213,280
  2,000  Clark County Sanitation District (FGIC Insured) Aaa          AAA      07/01/11        5.700               2,003,980
 11,500  Washoe County Gas and Water Sierra Power
           (MBIA Insured) ...........................    Aaa          AAA      06/01/23        5.900              11,423,065
                                                                                                                 -----------
                                                                                                                  25,412,025
                                                                                                                 -----------
NEW HAMPSHIRE -- 1.28%
  5,000  New Hampshire Higher Education &
           Health Authority -- Lakes Region
           Hospital (FGIC Insured) ..................    Aaa          AAA      01/01/17        5.500               4,674,100
  1,000  New Hampshire Higher Education &
           Health Authority -- University of
           New Hampshire (MBIA Insured) .............    Aaa          AAA      07/01/24        5.750                 966,550
                                                                                                                 -----------
                                                                                                                   5,640,650
                                                                                                                 -----------
NEW JERSEY -- 1.20%
  5,000  Salem County Industrial Pollution Control
           Refunding Public Service Electric
           and Gas Series D (MBIA Insured) ..........    Aaa          AAA      10/01/29        6.550               5,300,950
                                                                                                                 -----------
NEW MEXICO -- 3.37%
  9,100 Gallup Pollution Control Revenue
           Plains Electric (MBIA Insured) ...........    Aaa          AAA      08/15/17        6.650               9,795,695

INSURED MUNICIPAL INCOME FUND INC.



PRINCIPAL                                              MOODY'S       S&P
  AMOUNT                                               RATING       RATING      MATURITY        INTEREST
  (000)                                              (UNAUDITED)   (UNAUDITED)   DATES            RATES          VALUE
---------                                            -----------   -----------  -------         -------          -----
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)

NEW MEXICO -- (CONCLUDED)
$ 4,700  Santa Fe Water Revenue (AMBAC Insured) .....    Aaa          AAA      06/01/24        6.300%            $ 5,081,452
                                                                                                                 -----------
                                                                                                                  14,877,147
                                                                                                                 -----------
NORTH CAROLINA -- 0.97%
  4,000  Piedmont Triad Airport Authority
           Airport Revenue Series A (MBIA Insured) ..    Aaa          AAA      07/01/16        6.750               4,286,560
                                                                                                                 -----------
OHIO -- 0.78%
  3,000  Cleveland Public Power Systems Revenue
           First Mortgage Series A (MBIA lnsured) ...    Aaa          AAA      11/15/24        7.000               3,431,790
                                                                                                                 -----------
PENNSYLVANIA -- 9.40%
 16,435  Pennsylvania Intergovernmental
           Cooperative Authority (MBIA Insured) .....    Aaa          AAA 06/15/15 to 06/15/23 5.600 to 5.625     15,754,995
  2,675  Pennsylvania Intergovernmental
           Cooperative Authority Philadelphia
           Funding Program (FGIC Insured) ...........    Aaa          AAA      06/15/14        7.000               3,031,229
  6,130  North Wales Water Authority (FGIC Insured) .    Aaa          AAA      11/01/16        5.500               5,826,688
 17,500  Philadelphia Water & Waste Authority
           (CGIC Insured) ...........................    Aaa          AAA      06/15/15        5.500              16,798,950
                                                                                                                 -----------
                                                                                                                  41,411,862
                                                                                                                 -----------
RHODE ISLAND -- 6.91%
 14,000  Rhode Island Convention Center Authority
           (AMBAC Insured) ..........................    Aaa          AAA      05/15/27        5.750              13,608,840
 10,000  Rhode Island Depositors Economic
           Protection Corporation (FSA lnsured) .....    Aaa          AAA      08/01/14        5.750               9,977,400
  7,000  Rhode Island Depositors Economic
           Protection Corporation (MBIA Insured) ....    Aaa          AAA      08/01/21        5.250               6,884,640
                                                                                                                 -----------
                                                                                                                  30,470,880
                                                                                                                 -----------
SOUTH CAROLINA -- 3.90%
 15,000  South Carolina Public Services Authority
           (MBIA lnsured) ...........................    Aaa          AAA 07/01/21 to 07/01/31 5.500 to 6.000     14,711,700
  2,625  Charleston County Hospital Facilities Authority
           Bon Secours Health System (FSA lnsured) ..    Aaa          AAA      08/15/25        5.625               2,474,378
                                                                                                                 -----------
                                                                                                                  17,186,078
                                                                                                                 -----------

INSURED MUNICIPAL INCOME FUND INC.



PRINCIPAL                                              MOODY'S       S&P
  AMOUNT                                               RATING       RATING      MATURITY        INTEREST
  (000)                                              (UNAUDITED)   (UNAUDITED)   DATES            RATES          VALUE
---------                                            -----------   -----------  -------         -------          -----
LONG-TERM MUNICIPAL BONDS -- (CONCLUDED)

TENNESSEE -- 1.11%
$ 5,000  Sullivan County Health Education and
           Housing Facilities Board -- Holston
           Valley Health (MBIA lnsured) .............    Aaa          AAA      02/15/20        5.750%            $  4,881,600
                                                                                                                 ------------
TEXAS -- 10.85%
  7,000  Austin Utilities System (AMBAC Insured) ....    Aaa          AAA      11/15/16        5.750                6,934,480
 13,675  Bexar Metro Water District (MBIA lnsured) ..    Aaa          AAA      05/01/22        5.875               13,541,395
 10,000  Lubbock Health Facilities-- Methodist
           Hospital (AMBAC Insured) .................    Aaa          AAA      12/01/22        5.900                9,653,400
  9,005  Matagorda County Navigation
           District 1 Revenue -- Houston
           Light & Power (AMBAC lnsured) ............    Aaa          AAA      03/01/27        6.700                9,642,644
  8,000  San Antonio Water Authority (MBIA Insured) .    Aaa          AAA      05/15/16        6.000                8,044,800
                                                                                                                 ------------
                                                                                                                   47,816,719
                                                                                                                 ------------
WASHINGTON -- 2.03%
  4,000   Washington State Health Care Facilities
            Tacoma Hospital (FGIC Insured) ..........    Aaa          AAA      08/15/22        5.750                3,840,040
  5,000   Metropolitan Seattle Sewer (MBIA Insured) .    Aaa          AAA      01/01/33        6.300                5,103,400
                                                                                                                 ------------
                                                                                                                    8,943,440
                                                                                                                 ------------
WEST VIRGINIA -- 3.93%
  5,220   West Virginia School Building Authority
            (MBIA Insured) ..........................    Aaa          AAA      07/01/20        6.000                5,180,641
  2,245   West Virginia State Water Development
            Authority (FSA lnsured) .................    Aaa          AAA      11/01/29        5.750                2,196,374
 10,000   Marshall County Pollution Authority
            Ohio Power (MBIA lnsured) ...............    Aaa          AAA      04/01/22        5.900                9,935,400
                                                                                                                 ------------
                                                                                                                   17,312,415
                                                                                                                 ------------
WISCONSIN -- 1.04%
  1,500   Wisconsin Health & Educational Facilities
            Bellin Memorial Hospital (AMBAC Insured) .   Aaa          AAA      02/15/19        5.500                1,390,275
  3,500   Wisconsin State Health & Educational
            Facilities -- Hospital Sisters Health
            System (MBIA lnsured) ....................   Aaa          AAA      06/01/18        5.375                3,188,710
                                                                                                                 ------------
                                                                                                                    4,578,985
                                                                                                                 ------------
TOTAL LONG-TERM MUNICIPAL BONDS
  (cost-- $421,908,833)                                                                                           424,032,233
                                                                                                                 ------------

INSURED MUNICIPAL INCOME FUND INC.


PRINCIPAL                                              MOODY'S       S&P
  AMOUNT                                               RATING       RATING      MATURITY        INTEREST
  (000)                                              (UNAUDITED)   (UNAUDITED)   DATES            RATES          VALUE
---------                                            -----------   -----------  -------         -------          -----
SHORT-TERM MUNICIPAL NOTES -- 2.21%

ALASKA -- 0.07%
 $  300  Valdez Alaska Marine Terminal Revenue
             Exxon Pipeline Company Project ..........   P1           A1+      04/01/97        3.800%*         $    300,000
                                                                                                               ------------
ARIZONA -- 0.18%
    800  Pinal County Pollution Control Revenue ......   P1           A1+      04/01/97        3.850*               800,000
                                                                                                               ------------
LOUISIANA -- 0.14%
    600  Louisiana State Offshore Terminal Revenue ...   VMIG1        A1+      04/01/97        3.800*               600,000
                                                                                                               ------------
NEW YORK -- 1.10%
  2,450  New York City ...............................   VMIG1        A1+      04/01/97    3.500 to 4.000*        2.450,000
    700  New York City Series B (AMBAC Insured) ......   VMIG1        A1+      04/01/97        4.000*               700,000
  1,200  New York City Series B (MBIA Insured) .......   VMIG1        A1+      04/01/97    3.800 to 4.000*        1,200,000
    400  New York State Energy Research And
           Development Authority Pollution Control
           Revenue ...................................   VMIG1        A1+      04/01/97        4.000*               400,000
    100  New York City Municipal Water Finance Authority
           Water & Sewer Systems Revenue Series A
           (FGIC Insured) ............................   VMIG1        A1+      04/01/97        3.700*               100,000
                                                                                                               ------------
                                                                                                                  4,850,000
                                                                                                               ------------
WYOMING -- 0.72%
  3,200  Lincoln County Pollution Control Revenue
           (Exxon Project) ...........................   P1           A1+      04/01/97    3.800 to 3.900*        3,200,000
                                                                                                               ------------
TOTAL SHORT-TERM MUNICIPAL NOTES
  (cost-- $9,750,000) ................................                                                            9,750,000
                                                                                                               ------------
TOTAL INVESTMENTS
  (cost-- $431,658,833)-- 98.42% .....................                                                          433,782,233
Other assets in excess of liabilities - 1.58% ........                                                            6,976,142
                                                                                                               ------------
NET ASSETS-- 100.00% .................................                                                         $440,758,375
                                                                                                               ============

* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of March 31, 1997.
AMBAC     -- American Municipal Bond Assurance Corporation
CGIC      -- Capital Guaranty Insurance Company
FGIC      -- Financial Guaranty Insurance Company
FSA       -- Financial Security Assurance Incorporated
MBIA      -- Municipal Bond Investors Assurance

                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF ASSETS AND LIABILITIES                              MARCH 31, 1997

ASSETS:
Investments in securities, at value (cost-- $431,658,833) ....     $433,782,233
Cash .........................................................           50,712
Interest receivable ..........................................        7,389,120
Deferred organizational expenses .............................           80,038
Other assets .................................................            8,549
                                                                   ------------
Total assets .................................................      441,310,652
                                                                   ------------
LIABILITIES:
Dividends payable to preferred shareholders ..................          284,413
Payable to investment adviser and administrator ..............          246,513
Accrued expenses and other liabilities .......................           21,351
                                                                   ------------
Total liabilities ............................................          552,277
                                                                   ------------
NET ASSETS:
Auction Preferred Shares Series A, B, C & D -- 3,000
  non-participating shares authorized, issued and outstanding;
  $0.001 par value; $50,000 liquidationvalue .................      150,000,000
                                                                   ------------
Common Stock -- $0.001 par value; total authorized shares
  199,997,000; 20,628,363 shares issued and outstanding ......      302,703,762
Undistributed net investment income ..........................          735,810
Accumulated net realized losses from investment transactions .      (14,804,597)
Net unrealized appreciation of investments ...................        2,123,400
                                                                   ------------
Net assets applicable to common shareholders .................      290,758,375
                                                                   ------------
Total net assets .............................................     $440,758,375
                                                                   ============
Net asset value per common share ($290,758,375 applicable to
  20,628,363 common shares outstanding) ......................           $14.10
                                                                         ======

                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF OPERATIONS
                                                                  FOR THE YEAR
                                                                       ENDED
                                                                 MARCH 31, 1997
                                                                 --------------
INVESTMENT INCOME:
Interest .......................................................   $ 25,737,353
                                                                   ------------
EXPENSES:
Investment advisory and administration .........................      3,988,417
Auction Preferred Shares expenses ..............................        525,318
Custody and accounting .........................................        268,174
Legal and audit ................................................        118,043
Reports and notices to shareholders ............................        114,109
Amortization of organizational expenses ........................         61,710
Transfer agency and service fees ...............................         43,095
Directors' fees ................................................         12,250
Other expenses .................................................         37,142
                                                                   ------------
                                                                      5,168,258
Less: Fee waivers from adviser .................................     (1,107,893)
                                                                   ------------
Net expenses ...................................................      4,060,365
                                                                   ------------
NET INVESTMENT INCOME ..........................................     21,676,988
                                                                   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions ..................           --
Net change in unrealized appreciation/depreciation of investments      (791,037)
                                                                   ------------
NET UNREALIZED LOSS FROM INVESTMENT ACTIVITIES .................       (791,037)
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $ 20,885,951
                                                                   ============

                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE YEARS ENDED
                                                                              MARCH 31,
                                                                    ----------------------------
                                                                        1997           1996
                                                                    -------------    -----------
FROM OPERATIONS:
Net investment income ...........................................   $  21,676,988    $  21,781,141
Net realized gains from investment transactions .................            --            976,264
Net change in unrealized appreciation/depreciation of investments        (791,037)      12,848,520
                                                                    -------------    -------------
Net increase in net assets resulting from operations ............      20,885,951       35,605,925
                                                                    -------------    -------------
DIVIDENDS FROM:
Net investment income -- common stockholders ....................     (15,842,583)     (15,595,042)
Net investment income-- preferred stockholders ..................      (5,325,257)      (5,765,362)
                                                                    -------------    -------------
  Total dividends to stockholders ...............................     (21,167,840)     (21,360,404)
                                                                    -------------    -------------
Net increase (decrease) in net assets ...........................        (281,889)      14,245,521
NET ASSETS:
Beginning of year ...............................................     441,040,264      426,794,743
                                                                    -------------    -------------
End of year (including undistributed net investment income
  of $735,810 and $226,662, respectively) .......................   $ 440,758,375    $ 441,040,264
                                                                    =============    =============


                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF CASH FLOWS

                                                                   FOR THE YEAR
                                                                       ENDED
                                                                  MARCH 31, 1997
                                                                  --------------
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest received ..............................................   $ 25,650,989
Expenses paid (net of fee waivers) .............................     (4,005,184)
Purchase of short-term portfolio investments, net ..............       (500,000)
                                                                   ------------
Net cash provided by operating activities ......................     21,145,805
                                                                   ------------
CASH FLOWS USED FOR FINANCING ACTIVITIES:
Dividends paid from net investment
  income to common stockholders ................................    (15,842,583)
Dividends paid from net investment
  income to preferred stockholders .............................     (5,328,297)
                                                                   ------------
Net cash used for financing activities .........................    (21,170,880)
                                                                   ------------
Net decrease in cash ...........................................        (25,075)
Cash at beginning of year ......................................         75,787
                                                                   ------------
Cash at end of year ............................................   $     50,712
                                                                   ============
RECONCILIATION OF NET INCREASE IN NET
  ASSETS RESULTING FROM OPERATIONS TO NET
  CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting
  from operations ..............................................   $ 20,885,951
                                                                   ------------
Decrease in investments, at value ..............................        202,166
Decrease in interest receivable ................................          2,507
Amortization of deferred organizational expenses ...............         61,710
Increase in other assets .......................................           (402)
Increase in payable to investment adviser
  and administrator ............................................         14,848
Decrease in accrued expenses and other liabilities .............        (20,975)
                                                                   ------------
Total adjustments ..............................................        259,854
                                                                   ------------
Net cash provided by operating activities ......................   $ 21,145,805
                                                                   ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Insured Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission as a closed-end diversified management investment company. Organizational costs have been deferred and are being amortized on the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS -- Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated, investment adviser and administrator of the Fund. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix pricing system, or based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Fund's board of directors. The amortized cost method of valuation, which approximates market value, is used to value certain debt obligations with 60 days or less remaining to maturity, unless the Fund's board of directors determines that this does not represent fair value.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

   DIVIDENDS AND DISTRIBUTIONS -- The Fund intends to pay monthly cash dividends to common stockholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding preferred stock. Dividends and distributions to common stockholders are recorded on the ex-dividend date. Dividends to preferred stockholders are accrued daily. Dividends from net investment income and distributions from realized capital gains from investment transactions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

NOTES TO FINANCIAL STATEMENTS

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund's board of directors has approved an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. For the year ended March 31, 1997, Mitchell Hutchins voluntarily waived $1,107,893 in investment advisory and administration fees from the Fund.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at March 31, 1997 was substantially the same as the cost of securities for financial statement purposes.

   At March 31, 1997, the components of the net unrealized appreciation of investments were as follows:

        Gross appreciation (from investments
          having an excess of value over cost) ..................   $ 8,413,128
        Gross depreciation (from investments
          having an excess of cost over value) ..................    (6,289,728)
                                                                    -----------
        Net unrealized appreciation of investments ..............   $ 2,123,400
                                                                    ===========
FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   At March 31, 1997, the Fund had a net capital loss carryforward of $14,804,597 which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL STOCK

   COMMON STOCK -- There are 199,997,000 shares of $0.001 par value common stock authorized. Of the 20,628,363 common shares outstanding, 14,910 shares are owned by Mitchell Hutchins.

   AUCTION PREFERRED SHARES -- The Fund has issued 800 shares of Auction Preferred Shares, Series A, 800 shares of Auction Preferred Shares, Series B, 800 shares of Auction Preferred Shares, Series C and 600 shares of Auction Preferred Shares, Series D which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

NOTES TO FINANCIAL STATEMENTS

   Dividends, which are cumulative, are generally reset every 7 days for APS Series A and D, 28 days for APS Series B and three months for APS Series C. Dividend rates ranged from 3.000% to 4.250% for the year ended March 31, 1997. Effective January 6, 1997, Series A reset to a special dividend period of 364 days.

   The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

   The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the preferred shares will vote separately as a class on certain matters, as required by law. The holders of the preferred shares have the right to elect two directors of the Fund.

INSURED MUNICIPAL INCOME FUND INC.

FINANCIAL HIGHLIGHTS


                                       SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING
                                             THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                                         FOR THE YEARS ENDED MARCH 31,          FOR THE PERIOD
                                                                                                               JUNE 8, 1993+ TO
                                                                     1997            1996           1995         MARCH 31, 1994
                                                                     ----            ----           ----       ------------------
Net asset value, beginning of period ........................      $14.11          $13.42           $13.42          $15.00
                                                                   ------          ------           ------          ------
Net investment income .......................................        1.05            1.06             1.02**          0.73
Net realized and unrealized
  gains (losses) from investments .                                 (0.03)           0.67             0.04           (1.44)
                                                                    -----           -----            -----           -----
Net increase (decrease)
  from investment operations ..........                              1.02            1.73             1.06           (0.71)
                                                                    -----           -----            -----           -----
Dividends and distributions:
  From net investment income-- common stockholders ..........       (0.77)          (0.76)           (0.79)          (0.60)
  From net investment income-- preferred stockholders .......       (0.26)          (0.28)           (0.25)          (0.13)
  In excess of net investment income-- common stockholders ..         --              --             (0.02)             --

  In excess of net investment income-- preferred stockholders         --              --               --++             --
                                                                    -----           -----            -----           -----
Total dividends and distributions to stockholders ...........       (1.03)          (1.04)           (1.06)          (0.73)
                                                                    -----           -----            -----           -----
Underwriting and offering costs incurred with the preferred
  stock offering charged to common stock ....................         --              --               --            (0.14)
                                                                    -----           -----            -----           -----
Net asset value, end of period ..............................      $14.10          $14.11           $13.42          $13.42
                                                                   ======          ======           ======          ======
Per share market value, end of period .......................      $12.00          $12.13           $11.13          $13.00
                                                                   ======          ======           ======          ======
Total investment return(1) ..................................        5.45%          16.13%           (8.17)%         (9.74)%
                                                                   ======          ======           ======          ======
Ratios to average net assets attributable to common shares:
  Total expenses net of waivers from adviser ................        1.38%           1.33%            1.74%           1.57%*
  Total expenses before waivers from adviser ................        1.76%           1.65%            1.74%           1.57%*
  Net investment income before preferred stock dividends ....        7.37%           7.45%            7.94%           5.92%*
  Preferred stock dividends .................................        1.81%           1.97%            2.02%           0.98%*
  Net investment income available to common stockholders ....        5.56%           5.48%            5.92%           4.94%*
Supplemental data:
  Net assets, end of period (000's) .........................    $440,758        $441,040         $426,795        $333,825
  Portfolio turnover rate ...................................           0%              4%               4%              8%
  Asset coverage per share of preferred stock, end of period     $146,919        $147,013         $142,265        $139,094

-----------------
Commencement of operations
++  Actual amount calculates to $0.00499 per common share.
 *  Annualized
**  Calculated using the average share method
(1)Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions to common stockholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return for periods of less than one year has not been annualized. Total investment return does not reflect brokerage commissions.

INSURED MUNICIPAL INCOME FUND INC.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To Board of Directors and Stockholders
Insured Municipal Income Fund Inc.

   We have audited the accompanying statement of assets and liabilities of Insured Municipal Income Fund Inc. including the portfolio of investments, as of March 31, 1997, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of Insured Municipal Income Fund Inc. as of March 31, 1997, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods in conformity with generally accepted accounting principles.



                                                 ERNST & YOUNG LLP



New York, New York
May 13, 1997

INSURED MUNICIPAL INCOME FUND INC.

TAX INFORMATION -- (UNAUDITED)

   We are required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (March 31, 1997) as to the federal tax status of distributions received by stockholders during such fiscal year. Accordingly, we are advising you that all dividends paid during the period by the Fund were federal tax-exempt interest dividends.

   The Fund did not invest in any securities which paid interest subject to the federal alternative minimum tax for individual taxpayers during its fiscal year. Therefore, none of the dividends paid by the Fund were subject to such tax.

   Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1997. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1998. Stockholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

INSURED MUNICIPAL INCOME FUND INC.
GENERAL INFORMATION

THE FUND

   Insured Municipal Income Fund Inc. (the "Fund") is a diversified closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., a wholly owned subsidiary of PaineWebber Incorporated, which has over $43 billion in assets under management as of April 30, 1997.

SHAREHOLDER INFORMATION

   The Fund's NYSE trading symbol is "PIF." Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each week in Barron's, as well as in numerous other newspapers.

DISTRIBUTION POLICY

   The Fund's Board of Directors has established a Dividend Reinvestment Plan (the "Plan") under which all common stockholders whose shares are registered in their own names, or in the name of PaineWebber Incorporated or its nominee, have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common stockholders elect to receive cash. Common stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The Fund will not issue any new shares of common stock in connection with the Plan.

DIRECTORS

E. Garrett Bewkes, Jr.
CHAIRMAN
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Mary C. Farrell

Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer

PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT
Victoria E. Schonfeld
VICE PRESIDENT
Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Julian F. Sluyters
VICE PRESIDENT AND TREASURER
Elbridge T. Gerry III
VICE PRESIDENT
Richard S. Murphy
VICE PRESIDENT

INVESTMENT ADVISER AND
ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940 THAT FROM TIME TO TIME THE FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET AT MARKET PRICES.

THIS REPORT IS SENT TO THE SHAREHOLDERS OF THE FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR THE USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.